Related Party Transactions	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022
Related Party Transactions [Line Items]
Related Party Transactions

Note 5 - Related Party Transactions

Founder Shares

In April 2021, the Sponsor paid $25,000 of deferred offering costs on behalf of the Company in exchange for 2,875,000 shares of common stock (the “founder shares”). In August 2021, the Company effected a stock dividend of 287,500 shares of Class B common stock, resulting in the Sponsor holding an aggregate of 3,162,500 founder shares, including up to 412,500 of the founder shares subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was not exercised. All shares have been restated retroactively. As a result of the underwriters’ election to fully exercise their over-allotment option on August 30, 2021, none of the founder shares were subject to forfeiture any longer.

The initial stockholders have agreed not to transfer, assign, or sell any of their founder shares until the earlier to occur of: (i) one year after the date of the consummation of the initial Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property, except to permitted transferees. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any founder shares (the “Lock-up”).

Promissory Note - Related Party

The Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans are non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the closing of the IPO. Through August 30, 2021, the Company had borrowed $285,778 under the promissory note. On September 3, 2021, the Company repaid the promissory note balance of $285,778.

Working Capital Loans

On September 3, 2021, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $500,000. In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor and Maxim Partners LLC.

On February 28, 2022 and March 21, 2022, the Sponsor agreed to loan the Company $174,000 and $163,000, respectively, as part of the Working Capital Loans. The promissory notes are non-interest bearing and payable upon consummation of the Company’s initial Business Combination. At the lender’s discretion, the promissory notes may be repayable in warrants of the post Business Combination entity at a price of $1.00 per warrant. At September 30, 2022, there was $500,000 of borrowings.

Administrative Service Fee

The Company entered into an administrative services agreement on the effective date of the registration statement for the IPO pursuant to which the Company will pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support services. Upon completion of the Company’s initial Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2022, the Company has incurred $30,000 and $90,000 of administrative service fees, respectively. For the three months ended September 30, 2021 and for the period from February 18, 2021 (inception) through September 30, 2021, $10,000 of administrative fees have been accrued. As of September 30, 2022 and December 31, 2021, the Company has payables of $80,000 and $10,000, respectively. The administrative services agreement was amended and restated on May 16, 2022. The Company and Sphere 3D Corp. (“Sphere”) entered into Amendment No. 1 (the “Amendment”) of the administrative services agreement, pursuant to which Amendment, the Company and Sphere agreed that, notwithstanding anything in the administrative services agreement to the contrary, the monthly payment due under the administrative services agreement shall, beginning with respect to the monthly period that begins on February 26, 2022 and ends on March 25, 2022, and continuing thereafter until the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company, accrue without interest thereon and be due and payable on the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company.

Note 5 — Related Party Transactions

Founder Shares

In April 2021, the Sponsor paid $25,000 of deferred offering costs on behalf of the Company in exchange for 2,875,000 shares of Common stock (the “founder shares”). In August 2021, the Company effected a stock dividend of 287,500 shares of Class B common stock, resulting in the Sponsor holding an aggregate of 3,162,500 founder shares, including up to 412,500 of the founder shares subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was not exercised. All shares have been restated retroactively. As a result of the underwriters’ election to fully exercise their over-allotment option on August 30, 2021, none of the founder shares were subject to forfeiture any longer.

The initial stockholders have agreed not to transfer, assign, or sell any of their founder shares until the earlier to occur of: (i) one year after the date of the consummation of the initial Business Combination; or (ii) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities, or other property, except to permitted transferees. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any founder shares (the “Lock-up”).

Promissory Note — Related Party

The Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans are non-interest bearing, unsecured and due at the earlier of December 31, 2021or the closing of the IPO. Through August 30, 2021, the Company had borrowed $285,778 under the promissory note. On September 3, 2021, the Company repaid the promissory note balance of $285,778.

Working Capital Loans

On September 3, 2021, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $500,000. In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor and Maxim Partners LLC. At December 31, 2021, no such Working Capital Loans were outstanding.

Administrative Service Fee

The Company has entered into an administrative services agreement on the effective date of the registration statement for the IPO pursuant to which the Company will pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support services. Upon completion of the Company’s initial Business Combination or its liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021, the Company has incurred $40,000 of administrative service fees. As of December 31, 2021, the Company has payable of $10,000.

DIGERATI TECHNOLOGIES, INC [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 11 - RELATED PARTY TRANSACTIONS

During the years ended July 31, 2022, and 2021, the Company provided VoIP Hosted and fiber services to a company owned by one of the Board members of T3 Communications, Inc., a Florida corporation, for $194,547 and $175,606, respectively. In addition, the Company also leases a Colo facility from a company owned by a board member of T3 Communications Inc. For the years ended July 31, 2022, and 2021, the Company paid $157,935 and $88,143, respectively.

On November 17, 2020, as a result of the acquisition of ActiveServe’s asset, the two sellers became related parties as they continued to be involved as consultants to manage the customer relationship, the Company paid on an annual basis $90,000 to each of the consultants. These agreements expired as of January 17, 2022, and the parties agreed not to extend. As of July 31, 2022, there’s no balance outstanding under the consulting agreements. In addition, part of the Purchase Price is payable in 8 equal quarterly payments to the sellers. During the year ended July 31, 2022, the Company paid $716,181 of the principal balance outstanding. On January 7, 2022, the Company recognized a reduction of $120,621 on the note balance due to the sellers not achieving certain requirement under the “Customer renewal Value”. As a result, the Company recognized a reduction of $120,621 in Goodwill associated with the ActiveServe asset acquisition. On July 31, 2022, the Company recognized a reduction of $24,989 on the note balance due to the sellers not achieving certain requirement under the monthly recurring revenue target. As a result, the Company recognized $24,989 in the Other Income/Expense section of the Statement of Operations. The total principal outstanding on the notes as of July 31, 2022, and July 31, 2021, were $272,500 and $1,134,291, respectively.

On December 31, 2021, as a result of the acquisition of Skynet Telecom LLC’s assets, the two sellers became related parties as they continued to be involved as consultants for 12 months to manage the customer relationship, the Company will pay on an annual basis $100,000 to each of the consultants. As of July 31, 2022, there is no outstanding balance owed to the consultants. Part of the Purchase Price of $600,000 (the “Earn-out Amount”) was retained by the Company at the closing and will be paid to the sellers in 6 equal quarterly payments. An additional $100,000 (the “Holdback Amount”) was retained by the Company at the closing and will be paid to the sellers in accordance with the Skynet Telecom LLC asset purchase agreement. During the year ended July 31, 2022, the Company paid $100,000 of the principal balance outstanding. The Earn-out Amounts were fair valued at the acquisition date and the Company recognized a debt discount of $62,417. The Company amortized $22,731 of debt discount as interest expense during the year ended July 31, 2022. The unamortized debt discount as of July 31, 2022, was $39,686. The total balance outstanding on the Earn-out Amounts as of July 31, 2022, was $600,000.

On November 17, 2020, Digerati’s Board of Directors approved the issuance of the following shares of Series F Super Voting Preferred Stock to officer:

●	Arthur L. Smith - 34 shares of Series F Super Voting Preferred Stock

●	Antonio Estrada - 33 shares of Series F Super Voting Preferred Stock

●	Craig Clement - 33 shares of Series F Super Voting Preferred Stock

Acquisition Payable - Skynet

As part of the acquisition of Skynet Telecom LLC’s assets, the Company will pay to the Sellers $1,000,000 (the “Share Payment”) by issuance of restricted shares of the Company’s common stock to the Owners. On September 1, 2022, the Company and Sellers amended the Asset Purchase Agreement. In accordance with the amended agreement, the Share Payment will be made via the issuance of shares on the earlier of (i) the effective date of that certain Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission on August 11, 2021 (in which case the stock will be valued at the price set forth in the prospectus that is a part of such Registration Statement, without underwriter discounts) and (ii) April 30, 2023 (in which case the stock will be valued at the average of the last transaction price on the OTCQB for each of the 10 trading days immediately preceding such issuance date). The total principal balance outstanding on the acquisitions payable as of July 31, 2022, was $1,000,000.